Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
23.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Share of loss of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2024 and 2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2024	2025
ASSETS
Cash	$33	$1,520
Prepaid expenses and other current assets, net	7,198	29,879
Investment in subsidiaries	5,943	1,879
Total assets	$13,174	$33,278

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	335	678
Warrant liabilities	947	50
Total liabilities	1,282	728

Shareholders’ equity
Class A Ordinary shares (par value of $0.0001 per share; 400,000,000 Class A Ordinary shares authorized as of December 31, 2024 and 2025, respectively; 51,845,493 and 51,645,493 Class A Ordinary shares issued and outstanding as of December 31, 2024; 59,608,351 and 55,969,794 Class A Ordinary shares issued and outstanding as of December 31, 2025)	5	6
Class B Ordinary shares (par value of $0.0001 per share; 100,000,000 Class B Ordinary shares authorized as of December 31, 2024 and 2025, respectively; 46,659,565 and 46,039,565 Class B Ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively)	5	5
Additional paid in capital	208,701	233,014
Accumulated deficit	(196,819)	(200,475)
Total shareholders’ equity	11,892	32,550
TOTAL LIABILITIES AND EQUITY	$13,174	$33,278

CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2023	2024	2025
Operating loss:
Selling expenses	$(1)	$-	$(69)
General and administrative expenses	(10,723)	(32,536)	(2,578)
Research and development expenses	(500)	(31,020)	-
Share of loss of subsidiaries	(14,581)	(4,206)	(1,634)
Total operating costs and expenses	(25,805)	(67,762)	(4,281)

Financial expenses, net	(478)	(615)	(558)
Change of fair value of warrant liabilities	(629)	(286)	897
Total other (loss) income, net	(1,107)	(901)	339

Loss before income tax expense	(26,912)	(68,663)	(3,942)
Income tax expense	-	-	-
Net loss	$(26,912)	$(68,663)	$(3,942)

CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOW

	For the years ended December 31,
	2023	2024	2025
Cash flows used in operating activities	$(1,177)	$(1,992)	$(24,384)
Cash flows used in investing activities	(6,000)	-	-
Cash flows provided by financing activities	9,202	-	25,871
Net increase (decrease) in cash	2,025	(1,992)	1,487
Cash at beginning of year	-	2,025	33
Cash at end of year	$2,025	$33	$1,520